Property and Equipment (Tables)	12 Months Ended
Jan. 31, 2022
Property, plant and equipment [abstract]
Disclosure of property and equipment [Table Text Block]
	Equipment	Leasehold Improvement	Total
Cost
Balance as at January 31, 2020	$21,953	$9,916	$31,869
Discontinuance of business (Note 5)	(8,585)	(9,916)	(18,501)
Balance as at January 31, 2021	$13,368	$-	$13,368
Additions	84,755	-	84,755
Balance as at January 31, 2022	$98,123	$-	$98,123
Accumulated Amortization
Balance as at January 31, 2020	$5,749	$5,929	$11,678
Amortization	3,509	-	3,509
Discontinuance of business (Note 5)	(4,078)	(5,929)	(10,007)
Balance as at January 31, 2021	$5,180	$-	$5,180
Amortization	16,688	-	16,688
Balance as at January 31, 2022	$21,868	$-	$21,868
Net Carrying Amounts
As at January 31, 2022	$76,255	$-	$76,255
As at January 31, 2021	$8,188	$-	$8,188